Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [Line Items]
Inventories	$ 214,465	$ 218,715
Costs of inventories recognized as expense	683,598	648,068
Production costs	515,636	500,670
Depreciation and amortisation expense	147,289	122,888
NRV adjustments to inventory	24,300	12,300
Inventories, at net realisable value	143,600	125,500
Concentrate [member]
Disclosure of inventories [Line Items]
Inventories	19,286	11,582
Stockpile ore [member]
Disclosure of inventories [Line Items]
Inventories	3,945	16,209
Non-current inventories	2,500	9,500
Stockpile ore [member] | Manantial Espejo mine [member]
Disclosure of inventories [Line Items]
Impairment charge		(10,000)
Stockpile ore [member] | Manantial Espejo and Dolores mines [member]
Disclosure of inventories [Line Items]
Impairment charge	11,200
Heap leach and in process [member]
Disclosure of inventories [Line Items]
Inventories	113,199	108,509
Non-current inventories	75,300	74,300
Heap leach and in process [member] | Manantial Espejo and Dolores mines [member]
Disclosure of inventories [Line Items]
Impairment charge	28,900	(10,300)
Dore and finished [member]
Disclosure of inventories [Line Items]
Inventories	30,736	35,054
Dore and finished [member] | Manantial Espejo mine [member]
Disclosure of inventories [Line Items]
Impairment charge		(2,900)
Dore and finished [member] | Manantial Espejo and Dolores mines [member]
Disclosure of inventories [Line Items]
Impairment charge	7,500
Materials and supplies [member]
Disclosure of inventories [Line Items]
Inventories	$ 47,299	$ 47,361